Other Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Assets
17.	OTHER ASSETS

			December 31,
	Note		2018	2019
			RMB	RMB
Contract costs	(i	)	1,287	988
Installation fees			124	56
Other long-term prepaid expenses			3,429	3,643

			4,840	4,687

Note:
(i)
Contract costs capitalized as of December 31, 2018 and 2019 mainly relate to the incremental sales commissions paid to third party agents whose selling activities resulted in subscribers entering into telecommunications service agreements with the Group. The amount of capitalized costs recognized in profit or loss during the years ended December 31, 2018 and 2019 was RMB1,744 and RMB1,367, respectively. There was no impairment in relation to the opening balance of capitalized costs or the costs capitalized during the year.